Employees and directors, Incentive Plan 2005 (Details) £ / shares in Units, $ in Millions			12 Months Ended			18 Months Ended
	Apr. 19, 2011 GBP (£)	Apr. 17, 2011	Oct. 31, 2019 USD ($) shares yr	Oct. 31, 2019 £ / shares	Apr. 30, 2017 USD ($) shares	Oct. 31, 2018 USD ($) shares yr	Oct. 31, 2018 £ / shares	Oct. 31, 2019 shares £ / shares	Oct. 31, 2018 shares £ / shares	Apr. 30, 2017 shares £ / shares
Number of Options [Abstract]
Exercised (in shares) | shares			(14,533,973)		(8,607,889)	(18,156,060)
Outstanding at ending period (in shares) | shares			1,192,000
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Share based compensation charge | $			$ 68.8		$ 31.5	$ 64.3
Number of options (in shares) | shares			1,192,000					1,192,000
Weighted average fair value, options granted (in dollars per share)				£ 22.81			£ 18.35
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)				22.81			18.35
Expected volatility			28.00%
Expected dividend yield			2.85%
Expected option life | yr						1.96
Annual risk-free interest rate			0.43%
Bottom of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility						28.00%
Expected dividend yield						3.26%
Expected option life | yr			1.75
Annual risk-free interest rate						0.43%
Top of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility						31.00%
Expected dividend yield						5.29%
Expected option life | yr			1.78
Annual risk-free interest rate						0.84%
Black-Scholes valuation model [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average fair value, options granted (in dollars per share)				14.54			15.25
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)				14.54			15.25
Incentive Plan 2005 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative earning per share growth vesting period		3 years	3 years
Percentage of retail prices index		11.00%						3.00%
Award vesting percentage		25.00%						25.00%
Percentage of shares vesting for cumulative earning per share growth		60.00%
Cumulative earning per share growth of retail prices index percentage		13.00%						9.00%
Required percentage of retail prices index per annum for cumulative EPS growth		15.00%
Weighted average share price (in pounds per share)				17.07			17.81
Absolute shareholders return period			3 years
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares			5,620,000			4,662,000
Exercised (in shares) | shares			(3,410,000)			(1,283,000)
Forfeited (in shares) | shares			(545,000)			(582,000)
Granted (in shares) | shares			7,562,000			2,823,000
Outstanding at ending period (in shares) | shares			9,227,000		4,662,000	5,620,000
Exercisable at ending period (in shares) | shares								1,416,000	2,270,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				0.14			0.29
Exercised (in pounds per share)				0.17			0.12
Forfeited (in pounds per share)				0.27			0.03
Granted (in pounds per share)				0			0
Outstanding at period end (in pounds per share)				0.06			0.14
Exercisable at ending period (in pounds per share)								£ 0.34	£ 0.51
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Share based compensation charge | $			$ 31.1			$ 30.3
Defined benefit plan, amount charged to consolidated statement of comprehensive income of national insurance | $			$ 8.5			$ 4.1
Weighted average exercise price (in pounds per share)				0.06			0.14	£ 0.06	£ 0.14	£ 0.29
Number of options (in shares) | shares			9,227,000		4,662,000	4,662,000		9,227,000	5,620,000	4,662,000
Weighted average remaining contractual life (in years)			3 years 4 months 24 days			4 years
Weighted average fair value, options granted (in dollars per share)				16.44			16.87
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)				16.44			16.87
Expected option life | yr						3
Incentive Plan 2005 [Member] | Bottom of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility			48.91%			28.59%
Expected dividend yield			4.78%			2.82%
Expected option life | yr			0.76
Annual risk-free interest rate			0.49%			1.00%
Incentive Plan 2005 [Member] | Top of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility			49.68%			48.54%
Expected dividend yield			5.87%			7.02%
Expected option life | yr			4
Annual risk-free interest rate			1.38%			1.60%
Incentive Plan 2005 [Member] | 0.10 or less [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares			5,127,000
Outstanding at ending period (in shares) | shares			8,982,000			5,127,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				0.01
Outstanding at period end (in pounds per share)				0.01			0.01
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)				0.01			0.01	£ 0.01	£ 0.01
Number of options (in shares) | shares			5,127,000			5,127,000		8,982,000	5,127,000
Weighted average remaining contractual life (in years)			3 years 4 months 24 days			6 years 8 months 12 days
Incentive Plan 2005 [Member] | 0.10 or less [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								£ 0.10
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares			205,000
Outstanding at ending period (in shares) | shares			137,000			205,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				0.13
Outstanding at period end (in pounds per share)				0.13			0.13
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)				0.13			0.13	£ 0.13	£ 0.13
Number of options (in shares) | shares			137,000			205,000		137,000	205,000
Weighted average remaining contractual life (in years)			3 years 8 months 12 days			4 years 10 months 24 days
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								£ 0.11
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								1.00
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares			0
Outstanding at ending period (in shares) | shares			0			0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				0
Outstanding at period end (in pounds per share)				0			0
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)				0			0	£ 0	£ 0
Number of options (in shares) | shares			0			0		0	0
Weighted average remaining contractual life (in years)			0 years			0 years
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								£ 1.01
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								2.00
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares			0
Outstanding at ending period (in shares) | shares			0			0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				0
Outstanding at period end (in pounds per share)				0			0
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)				0			0	£ 0	£ 0
Number of options (in shares) | shares			0			0		0	0
Weighted average remaining contractual life (in years)			0 years			0 years
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								£ 2.01
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								3.00
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares			146,000
Outstanding at ending period (in shares) | shares			0			146,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				3.58
Outstanding at period end (in pounds per share)				0			3.58
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)				0			3.58	£ 0	£ 3.58
Number of options (in shares) | shares			0			146,000		0	146,000
Weighted average remaining contractual life (in years)			0 years			8 months 12 days
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								£ 3.01
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								4.00
Incentive Plan 2005 [Member] | More than 4.00 [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares) | shares			142,000
Outstanding at ending period (in shares) | shares			108,000			142,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)				4.02
Outstanding at period end (in pounds per share)				4.02			4.02
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)				£ 4.02			£ 4.02	£ 4.02	£ 4.02
Number of options (in shares) | shares			108,000			142,000		108,000	142,000
Weighted average remaining contractual life (in years)			8 months 12 days			1 year 8 months 12 days
Incentive Plan 2005 [Member] | More than 4.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)								£ 4.00
Incentive Plan 2005 [Member] | ASR Below 150 Pence [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards subject to ASR, resulting level, percentage	25.00%
Awards subject to ASR, resulting level (in pounds per share) | £	£ 1.50
Incentive Plan 2005 [Member] | ASR 300 Pence or More [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards subject to ASR, resulting level, percentage	50.00%
Awards subject to ASR, resulting level (in pounds per share) | £	£ 3.00